Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 6,442	$ 6,110
Costs
Purchased power (includes $1,818 related party costs; 2018 - $1,648) (Note 28)	3,111	2,899
Operation, maintenance and administration (Note 28)	991	1,055
Depreciation, amortization and asset removal costs (Note 5)	871	830
Total costs	4,973	4,784
Income before financing charges and income tax expense	1,469	1,326
Financing charges (Note 6)	460	418
Income before income tax expense	1,009	908
Income tax expense (Note 7)	51	933
Net income (loss)	958	(25)
Other comprehensive income	1	2
Comprehensive income (loss)	959	(23)
Net income (loss) attributable to:
Noncontrolling interest (Note 27)	6	6
Preferred shareholder	2	9
Common shareholder	950	(40)
Net income (loss)	958	(25)
Comprehensive income (loss) attributable to:
Noncontrolling interest (Note 27)	6	6
Common shareholder	$ 951	$ (38)
Earnings per common share (Note 25)
Basic (in dollars per share)	$ 6,679	$ (281)
Diluted (in dollars per share)	6,679	(281)
Dividends per common share declared (Note 22) (in dollars per share)	$ 7	$ 42
Distribution [Member]
Revenues
Revenues	$ 4,788	$ 4,422
Transmission [Member]
Revenues
Revenues	$ 1,654	$ 1,688